Intangible Assets Including Goodwill - Summary of significant assumptions used to calculate the recoverable amount (Detail)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of significant assumptions used to calculate the recoverable amount [line items]
Growth Rate		2.0
Discount Rate (Pre-tax)		16.0
Minimum [Member]
Disclosure of significant assumptions used to calculate the recoverable amount [line items]
Growth Rate	0.0	0.0	0.0
Discount Rate (Pre-tax)	5.2	5.3	5.1
Maximum [Member]
Disclosure of significant assumptions used to calculate the recoverable amount [line items]
Growth Rate	2.0	2.0	2.5
Discount Rate (Pre-tax)	15.3	16.0	15.2